Loss Per Share - Schedule of Basic and Diluted (Loss) Earnings Per Ordinary Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Numerator:
Net loss	$ (2,840,146)	$ (6,040,235)
Less: accretion to redemption value of redeemable non-controlling interests		1,792,027
foreign currency effect on redemption value of redeemable non-controlling interests		(808,100)
net loss attributable to non-controlling interests	(1,583,086)	(1,588,773)
Net loss attributable to ordinary shareholders	$ (1,257,060)	$ (5,435,389)
Denominator:
Weighted average number of shares outstanding – basic (in Shares)	26,986,950	26,141,350
Weighted average number of shares outstanding – Diluted (in Shares)	26,986,950	26,141,350
Loss per share – basic (in Dollars per share)	$ (0.05)	$ (0.21)
Loss per share – Diluted (in Dollars per share)	$ (0.05)	$ (0.21)